Exhibit 99.1(c)

NPL Extract

Run Date - 4/3/2017 5:25:43 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
201138521	2016-09-01	Delinquent	10/31/2016	Excessive Obligations	60	1	11/18/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/26/2016	Ongoing dialogue with borrower	The borrower promise to make a payment in the amount of $3,022.03 on 11/10/2016.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  The borrower promise to make a payment in the amount of $3,022.03  on 11/10/2016.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201138536	2013-08-01	Foreclosure	10/31/2016	UTD	Foreclosure	1	11/09/2016	Owner Occupied	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Under Review	Active	No	Judgment	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201138537	2016-08-01	Delinquent	10/31/2016	Illness - Mortgagor	90	1	11/10/2016	Owner Occupied	Single Family Detached	Average	Yes	N/A	11/03/2016	Ongoing dialogue with borrower	exhausted all MODs	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/03/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016.  exhausted all MODs
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201138538	2016-11-01	Performing	Regular Payments	10/31/2016	N/A	0	1	02/10/2016	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201138539	2016-11-01	Performing	Regular Payments	10/31/2016	N/A	0	1	10/31/2016	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201138542	2016-11-01	Performing	Regular Payments	10/31/2016	N/A	0	1	02/22/2016	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201138543	2016-11-01	Performing	Regular Payments	10/31/2016	N/A	0	1	09/26/2016	Owner Occupied	UTD	UTD	Yes	N/A	09/14/2016	Ongoing dialogue with borrower	The borrower stated that repairs are 100% completed and the property is ready for inspection.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  The borrower stated that repairs are 100% completed and the property is ready for inspection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201138544	2016-11-01	Performing	Regular Payments	10/31/2016	N/A	0	1	03/15/2016	Owner Occupied	UTD	UTD	Yes	N/A	02/16/2016	Ongoing dialogue with borrower	02/16/2016 Borrower called in to see if payment was received confirmed with borrower payment was received and will be posted later today.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  02/16/2016 Borrower called in to see if payment was received confirmed with borrower payment was received and will be posted later today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201138548	2016-11-01	Performing	Regular Payments	10/31/2016	N/A	0	1	10/26/2016	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201138549	2016-03-01	Foreclosure	10/31/2016	UTD	Foreclosure	1	11/09/2016	Owner Occupied	UTD	Good	Yes	N/A	10/20/2016	Ongoing dialogue with borrower	An authorized third party called to obtain the amount due on the account and and why the reinstatement quote reflects a different amount. The borrower was informed that the reinstatement quote also includes the 11/2016 payment and was provided with the total amount due of paid by 10/31/2016.	No	Poor	Fair	UTD	Poor	Strong	Foreclosure - REO	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	2.000%	08/01/2018	1	Completed	HAMP	$367,703.92	Yes	Ineligible for HAMP due to receiving the maximum number of modifications permitted under the program.	Active	No	Complaint Sent	09/22/2016	Service	07/08/2016	09/22/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  An authorized third party called to obtain the amount due on the account and and why the reinstatement quote reflects a different amount. The borrower was informed that the reinstatement quote also includes the 11/2016 payment and was provided with the total amount due of paid by 10/31/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/08/2016.  The first legal was completed 09/22/2016.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 08/28/2015.  The modified principal balance is $367,703.92.  The modification interest rate is 2%.  The maturity date of the loan was extended to 08/01/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201138554	2016-11-01	Performing	Regular Payments	10/31/2016	N/A	0	1	11/19/2016	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
201138557	2016-08-01	Delinquent	10/31/2016	Unemployment	60	1	11/15/2016	Owner Occupied	UTD	UTD	Yes	N/A	10/21/2016	Contact attempts - however unable to contact borrower	Notes on 10/21/2016 reflect the borrower will call before month end to submit a payment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Notes on 10/21/2016 reflect the borrower will call before month end to submit a payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201138559	2016-07-01	Delinquent	10/31/2016	N/A	90	1	10/28/2016	Occupied-UTD	UTD	UTD	Yes	N/A	10/21/2016	Ongoing dialogue with borrower	Spoke with authorized third party who stated borrower trying to resolve issue with payment dispute, borrower will send email with banking statements-will
upload for research request, recap/additional questions. Borrower promised to pay by 11/3/2016.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Spoke with authorized third party who stated borrower trying to resolve issue with payment dispute, borrower will send email with banking statements-will upload for research request, recap/additional questions.  Borrower promised to pay by 11/3/2016.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201138572	2016-07-01	Delinquent	10/31/2016	Excessive Obligations	120+	1	11/09/2016	Occupied-UTD	2 Family	Good	Yes	N/A	10/26/2016	Ongoing dialogue with borrower	Servicer phoned to gauge borrower interest in a deed-in-lieu or a short sale. Servicer disclosed relocation assistance of up to $10,000. Borrower replied they were attempting modification instead.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Denied	previously modified	Notes on 11/01/2016 reflect that borrower was denied for HAMP tier 2 because they had previously received a HAMP tier 2 modification; borrower was denied for HAMP tier 1 for the same reason. On 11/03/2016, borrower was denied for in-house modification due to the modification terms not meeting state guidelines.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  Servicer phoned to gauge borrower interest in a deed-in-lieu or a short sale. Servicer disclosed relocation assistance of up to $10,000. Borrower replied they were attempting modification instead.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as previously modified.  Notes on 11/01/2016 reflect that borrower was denied for HAMP tier 2 because they had previously received a HAMP tier 2 modification; borrower was denied for HAMP tier 1 for the same reason. On 11/03/2016, borrower was denied for in-house modification due to the modification terms not meeting state guidelines.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201138582	2016-09-01	Delinquent	10/31/2016	Unemployment	60	1	12/05/2016	UTD	UTD	UTD	Yes	N/A	12/05/2016	Ongoing dialogue with borrower	Borrower made post-dated payments for October and November, advised will make December payment by 12/31.	No	Good	Fair	Resolved	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/05/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  Borrower made post-dated payments for October and November, advised will make December payment by 12/31.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201138584	2016-09-01	Delinquent	10/31/2016	UTD	30	1	10/20/2016	UTD	UTD	UTD	Yes	No	02/01/2016	Not attempting to contact the borrower	Borrower called in and requested a pay history.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called in and requested a pay history.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201138585	2016-01-01	Foreclosure	10/31/2016	UTD	Foreclosure	1	11/03/2016	Owner Occupied	UTD	UTD	Yes	N/A	11/03/2016	Ongoing dialogue with borrower	The borrower was advised their repayment plan had failed and the October installment could not now be accepted. They were advised they could reapply and tas their loan is not protected from foreclosure proceedings. The borrower stated their father had just passed away.	No	Fair	Poor - Intervention Required	Temporary	Fair	Strong	Modification	No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/03/2016	No	Retention	Yes	1	Denied	Active	No	Referred to Attorney	First Legal/NOD	Discharged	Chapter 11	N/A	No	No	Date of discharge is missing from commentary	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016.  The borrower was advised their repayment plan had failed and the October installment could not now be accepted.  They were advised they could reapply and tas their loan is not protected from foreclosure proceedings.  The borrower stated their father had just passed away.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Date of discharge is missing from commentary
MODIFICATION: The loan has been denied for modification.  The denial reason is unknown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A